Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.8%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	991	$25,060
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	1,635	31,126
PGIM QMA Commodity Strategies Fund (Class R6)*	1,675	18,928
PGIM QMA Emerging Markets Equity Fund (Class R6)	3,992	55,924
PGIM QMA International Developed Markets Index Fund (Class R6)	10,424	148,958
PGIM QMA Large-Cap Core Equity Fund (Class R6)	7,947	158,933
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,354	61,874
PGIM QMA US Broad Market Index Fund (Class R6)	5,435	103,001
PGIM Total Return Bond Fund (Class R6)	1,308	18,925

TOTAL INVESTMENTS 99.8% (cost $537,554)(wd)		622,729
Other assets in excess of liabilities 0.2%		1,027

Net Assets 100.0%		$623,756

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds